Note 11 - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 11 - Notes Payable

NOTE 9–NOTE PAYABLE

On April 27, 2016, we issued a promissory note for $27,000 to an investor in conjunction with assignment of his note dated June 26, 2015, to another investor. The note included a $25,000 cash payment and a $2,000 original issue discount. The note is unsecured, accrues interest at 1% per annum, and is due and payable on October 26, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 5,000 shares of common stock (Note 12). On January 5, 2017, this note was assigned to and purchased by Microcap Equity Group LLC, which converted the debt in full in January.

NOTE 11–NOTE PAYABLE

On April 27, 2016, we issued a promissory note for $27,000 with an investor in conjunction with assignment of his note dated June 26, 2015, to another investor (Note 12). The note included a $25,000 cash payment and a $2,000 original issue discount. The note is unsecured, accrues interest at 1% per annum, and is due and payable on October 26, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 5,000 shares of common stock (Note 14). As of December 31, 2016, this note remains outstanding and has accrued interest of $182.